Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-32001
Entity Registrant Name	Aptose Biosciences Inc.
Entity Central Index Key	0000882361
Entity Tax Identification Number	98-1136802
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	251 Consumers Road, Suite 1105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2J 4R3
City Area Code	647
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false